Derivatives and hedge accounting	12 Months Ended
Dec. 31, 2021
Derivatives and hedge accounting [abstract]
Derivatives and hedge accounting
40

Derivatives and hedge accounting
Use of derivatives

ING Group uses derivatives for economic hedging purposes to manage its asset and liability portfolios and
structural risk positions. The primary objective of ING

Group’s hedging activities is to manage the risks which
arises from structural imbalances in the duration and other profiles of its assets and liabilities.

The objective of
economic hedging is to enter into positions with an opposite risk profile to an identified risk exposure to reduce
that exposure. The main risks which are being hedged are interest rate risk and foreign currency exchange rate risk. These risks are primarily hedged with interest rate swaps, cross currency swaps and foreign exchange forwards/swaps.

ING Group uses credit derivatives to manage its economic exposure to credit risk, including total return swaps and credit default swaps, to sell or buy protection for credit risk exposures in the loan, investment, and trading portfolios. Hedge accounting is not applied in relation to these credit derivatives.
Hedge accounting

Derivatives that qualify for hedge accounting under IFRS are classified and accounted for in accordance with the nature of the instrument hedged and the type of IFRS hedge accounting model that is applicable. The three
models applicable under IFRS are: fair value hedge accounting, cash flow hedge accounting,

and hedge
accounting of a net investment in a foreign operation. How and to what extent these models are applied are described under the relevant headings below. The company’s detailed accounting policies for these three hedge models are set out in paragraph 1.6 ‘Financial instruments’ of Note 1 ‘Basis of preparation and accounting policies’.
Impact of Covid-19
The impact of Covid-19 on timing or amount of cash flows

of our products that are designated as hedged items in
hedge accounting programs did not result in significant hedge ineffectiveness during the reporting period.
IBOR transition
Reference is made to the note Risk management/ IBOR Transition for information on how ING is managing the transition to alternative benchmark rates and INGs progress in completing the transition.
At the reporting date, ING Group assessed the extent to which hedge relationships are subject to uncertainties driven by IBOR reform.
Except for EONIA and EUR LIBOR all IBOR’s in scope of ING’s IBOR Transition program are a component of either
the hedging instrument and/or the hedged item where the interest rate and/or foreign currency risk are the designated hedged risk. The hedged exposures are mainly loan portfolios, issued debt securities and purchased
debt instruments.

ING Group early adopted the amendments to IAS 39 issued in

September 2019 to these hedging relationships
directly affected by IBOR reform (Phase 1). This excludes EURIBOR hedges as EURIBOR is Benchmarks Regulation compliant. Refer to section 1.6.4 of Note 1 ‘Basis of preparation and significant accounting policies’ for more information on the Phase 1 amendments.
In 2021 the amendments to IAS 39 issued in August 2020

became effective for ING Group (Phase 2). Refer to
sections 1.4.1 and 1.6.4 of Note 1 ‘Basis of preparation and significant accounting policies’ for more information
on the Phase 2 amendments.
Phase 1 amendments to IFRS allow ING Group to apply a set of temporary exceptions to continue hedge accounting even when there is uncertainty about contractual cash flows arising from IBOR reform. Phase 1 reliefs cease to apply when uncertainty arising from IBOR Reform is no longer present with respect to the timing and amount of the IBOR-based cash flows of the relevant instruments.
ING Group hedges are being amended, where necessary, to incorporate the new benchmark rates. During 2021
ING transitioned significant portions of its financial instruments (designated in hedge accounting relationships)
linked to benchmarks ceasing in 2021. As a result, for these hedge accounting relationships the applicable

Phase
1 reliefs ceased to apply and Phase 2 became applicable. In the coming year, ING will shift the focus to USD LIBOR contracts (USD LIBOR tenors will continue to be published until the end of June 2023).
As at 31 December 2021, USD LIBOR indexed fair value and cash flow hedges are still directly affected by the uncertainties arising from the IBOR reform. In particular, uncertainties over the timing and amount of the replacement rate may impact the effectiveness and highly probable assessment.
For these affected fair value and cash flow hedge relationships ING Group assumes that the USD LIBOR based cash flows from the hedging instrument and hedged item will remain unaffected.

The same assumption is used to assess the likelihood of occurrence of the forecast transactions that are subject
to cash flow hedges. The hedged cash flows in cash flow hedges directly impacted by the IBOR reform still meet
the highly probable requirement, assuming the USD LIBOR benchmark on which the hedged cash flows are based
is not altered as a result of the reform.
The following table contains details of the gross notional amounts of hedging instruments as at 31 December that
are used in the ING Group's hedge accounting relationships for which the Phase 1 amendments to IAS39 were
applied:
Notional amounts of Hedging instruments in EUR mln as at 31 December
Benchmark 2021 2020
USD LIBOR

41,473 41,020
GBP LIBOR

1,500
JPY LIBOR 410
CHF LIBOR 315
Approximately 72% (31 December 2020: 60%) of the above notional amounts for USD LIBOR have a maturity date beyond June 2023.
The notional amounts of the derivative hedging instruments (in above table) provide a close approximation of
the extent of the risk exposure ING manages through these hedging relationships.
Fair value hedge accounting
ING Group’s fair value hedges principally consist of interest rate swaps that are used to protect against changes in the fair value of fixed-rate instruments due to movements in market interest rates. ING Group’s approach to
manage market risk, including interest rate risk, is discussed in ‘Risk management –Market risk’. ING Group’s exposure to interest rate risk is disclosed in paragraph ‘Interest rate risk in banking book’.

ING Group designates specific non-contractual risk components of hedged items. This is usually determined by
designating benchmark interest rates such as EURIBOR. As a result of the IBOR reform ING designated new benchmark rates in 2021 such as SOFR, SONIA and TONAR. Note that ING applies the IBOR phase 2 amendments
(refer to section 1.6.4 of Note 1 ‘Basis of preparation and significant accounting policies’ for more information on the Phase 2 amendments) for new benchmarks for which the separately identifiable requirement cannot (yet) be met.
By using derivative financial instruments to hedge exposures to changes in interest rates, ING Group also exposes itself to credit risk of the derivative counterparty, which is not offset by the hedged item. ING Group minimises counterparty credit risk in derivative instruments by clearing most of the derivatives through Central Clearing
Counterparties. In addition ING Group only enters into transactions with high-quality counterparties and requires posting collateral.

ING Group applies fair value hedge accounting on micro level in which one hedged item is hedged with one or
multiple hedging instruments. Micro fair value hedge accounting is mainly applied on issued debt securities and
purchased debt instruments for hedging interest rate risk.

Before fair value hedge accounting is applied by ING Group, ING Group determines whether an economic relationship between the hedged item and the hedging instrument exists based on an evaluation of the
quantitative characteristics of these items and the hedged risk that is supported by quantitative analysis. ING
Group considers whether the critical terms of the hedged item and hedging instrument closely align when
assessing the presence of an economic relationship. ING Group evaluates whether the fair value of the hedged item and the hedging instrument respond similarly to similar risks. In addition

ING is mainly using regression
analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting
changes in the fair value of the hedged item.
ING Group uses the following derivative financial instruments in a fair value hedge accounting relationship:
Gross carrying value of derivatives designated under fair value hedge accounting
Assets
2021
Liabilities
2021
Assets
2020
Liabilities
2020
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps 2,665 1,528 4,895 2,050
– Other interest derivatives 87 83 44 110
The derivatives used for fair value hedge accounting are included in the statement of financial position line-item
‘Financial assets at fair value through profit or loss – Non-trading derivatives’ for EUR 365 million (2020: EUR
486
million) respectively ‘Financial liabilities at fair value through profit or loss – Non-trading derivatives’ EUR
270
million (2020: EUR 444

million). The difference between the gross carrying value as presented in the table and the net carrying value as presented in the statement of financial position is due to offsetting with other derivatives and collaterals paid or received.
For our main currencies the average fixed rate for interest rate swaps used in fair value hedge accounting are

3.06% (2020: 2.79%) for EUR and 3.83% (2020: 3.76
%) for USD.

The following table shows the net notional amount of derivatives designated in fair value hedging, split into the
maturity of the instruments. The net notional amounts presented in the table are a combination of payer (-) and
receiver (+) swaps.
Maturity derivatives designated in fair value hedging
As at 31 December 2021
Less than
1 month
1 to 3
months
3 to 12
months
1 to 2
year
2 to 3
years
3 to 4
years
4 to 5
years >5 years Total
Hedging instrument on
interest rate risk
– Interest rate swaps
-83 2,654 1,340 7,213 5,862 3,772 7,533 20,282 48,574
– Other interest derivatives
-0 -102 -307 -286 -287 -357 -224 73 -1,490
As at 31 December 2020
Hedging instrument on
interest rate risk
- Interest rate swaps 15 1,153 1,263 6,704 6,170 4,281 4,347 16,548 40,481
– Other interest derivatives -1 -68 -283 -434 -370 -302 -315 394 -1,378
Gains and losses on derivatives designated under fair value hedge accounting are recognised in the statement of profit or loss. The effective portion of the fair value change on the hedged item is also recognised in the statement of profit or loss. As a result, only the net accounting ineffectiveness has an impact on the net result.
Hedged items included in a fair value hedging relationship
Carrying amount of the hedged items
Accumulated amount of fair value hedge
adjustment on the hedged item included in
the carrying amount of the hedged item
Change in fair value
used for measuring
ineffectiveness for the
period
Change in fair value
hedge instruments
Hedge ineffectiveness
recognised in the
statement of profit or
loss gain (+) / loss (-)
Assets Liabilities Assets Liabilities
As at 31 December 2021
Interest rate risk
– Amounts due from banks -0
– Debt securities at fair value through other comprehensive income
17,307 n/a -798
– Loans at FVOCI
n/a -0
– Loans and advances to customers
1,056 93 -42
– Debt instruments at amortised cost
3,458 301 -165
– Debt securities in issue
53,756 1,498 1,923
– Subordinated loans
16,713 115 414
– Amounts due to banks
-0
– Customer deposits and other funds on deposit
-2
– Discontinued hedges
372 8
Total 21,821 70,469 767 1,621 1,330 -1,317 13
As at 31 December 2020
Interest rate risk
– Amounts due from banks
– Debt securities at fair value through other comprehensive income
20,164 n/a 552
– Loans at FVOCI
n/a -0
– Loans and advances to customers
876 121 25
– Debt instruments at amortised cost
4,222 501 170
– Debt securities in issue
54,043 3,443 -878
– Subordinated loans
13,309 510 -397
– Amounts due to banks
-5
– Customer deposits and other funds on deposit
54 0 -9
– Discontinued hedges
561 2
Total
25,262 67,406 1,183 3,956 -541 538 -4
The main sources of ineffectiveness are:
◾ differences in maturities of the hedged item(s) and hedging instrument(s);
◾ different interest rate curves applied to discount the hedged item(s) and hedging instrument(s);
◾ differences in timing of cash flows of the hedged item(s) and hedging instrument(s).
There were no other sources of significant ineffectiveness in these hedging relationships.
Cash flow hedge accounting
ING Group’s cash flow hedges mainly consist of interest rate swaps and cross-currency swaps that are used to protect against the exposure to variability in future cash flows on non-trading assets and liabilities that bear interest at variable rates or are expected to be refunded or reinvested in the future. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities, based on contractual terms and other variables including estimates of prepayments. These
projected cash flows form the basis for identifying the notional amount subject to interest rate risk or foreign currency exchange rate risk that is designated under cash flow hedge accounting.
ING Group’s approach to manage market risk, including interest rate risk and foreign currency exchange rate risk,
is discussed in ‘Risk management – Credit risk and Market risk’. ING Group determines the amount of the exposures to which it applies hedge accounting by assessing the potential impact of changes in interest rates and
foreign currency exchange rates on the future cash flows from its floating-rate assets and liabilities. This assessment is performed using analytical techniques.

As noted above for fair value hedges, by using derivative financial instruments to hedge exposures to changes in interest rates and foreign currency exchange rates,

ING Group exposes itself to credit risk of the derivative
counterparty, which is not offset by the hedged items. This exposure is managed similarly to that for fair value hedges.

Gains and losses on the effective portions of derivatives designated under cash flow hedge accounting are
recognised in Other Comprehensive Income. Interest cash flows on these derivatives are recognised in the statement of profit or loss in ‘Net interest income’ consistent with the manner in which the forecasted cash flows affect net result. The gains and losses on ineffective portions of such derivatives are recognised immediately in the statement of profit or loss in ‘Valuation results and net trading income’.

ING Group determines an economic relationship between the cash flows of the hedged item and the hedging
instrument based on an evaluation of the quantitative characteristics of these items and the hedged risk that is supported by quantitative analysis. ING Group considers whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. ING Group evaluates
whether the cash flows of the hedged item and the hedging

instrument respond similarly to the hedged risk, such
as the benchmark interest rate of foreign currency. In addition (for macro FX hedging relationships) a regression analysis is performed to assess whether the hedging instrument is expected to be and has been highly effective in
offsetting changes in the fair value of the hedged item.

ING Group uses the following derivative financial instruments in a cash flow hedge accounting relationship:
Gross carrying value of derivatives used for cash flow hedge accounting
Assets Liabilities Assets Liabilities
2021 2021 2020 2020
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps -437 781 2,271 545
Hedging instrument on combined interest and FX rate

risk
– Cross currency interest rate derivatives
73 285 774 21
The derivatives used for cash flow hedge accounting are included in the statement of financial position line-item
‘Financial assets at fair value through profit or loss – Non-trading derivatives’ EUR

300

million (2020: EUR

1,376
million) respectively ‘Financial liabilities at fair value through profit or loss – Non-trading derivatives’ EUR

485
million (2020: EUR

230

million). The difference between the gross carrying value as presented in the table and the net carrying value as presented in the statement of financial position is due to offsetting with other derivatives and collaterals paid or received.
For the main currencies the average fixed rate for interest rate swaps used in cash flow hedge accounting are
0.16% (2020: -0.15%) for EUR, 1.73% (2020: 1.74%) for PLN, 2.09% (2020: 2.31%) for USD and 0.55% (2020:
0.82
%) for AUD. The average currency exchange rates for

cross currency swaps used in cash flow hedge
accounting is for EUR/USD 1.01

(2020:
0.95 ) and for EUR/AUD 1.61

(2020:
1.6 ).
The following table shows the net notional amount of derivatives designated in cash flow hedging split into the
maturity of the instruments. The net notional amounts presented in the table are a combination of payer (+) and
receiver (-) swaps.
Maturity derivatives designated in cash flow hedging
As at 31 December
2021
Less than 1
month
1 to 3
months
3 to 12
months 1 to 2 year 2 to 3 years
3 to

4
years 4 to 5 years >5 years Total
Hedging instrument
on interest rate risk
– Interest rate swaps 418 -1,075 -6,939 -5,470 -6,711 -5,825 -5,272 -18,107 -48,982
Hedging instrument
on combined interest
and FX rate risk
– Cross currency
interest rate
derivatives
-256 -1,048 -1,760 -3,831 -2,528 -2,580 181 -56 -11,878
As at 31 December
2020
Hedging instrument
on interest rate risk
– Interest rate swaps -248 -92 -2,061 -4,896 -1,832 -5,772 -3,466 -19,537 -37,904
Hedging instrument
on combined interest
and FX rate risk
– Cross currency
interest rate
derivatives
-160 -1,666 -2,828 -2,446 -3,493 -1,324 194 -210 -11,934
The following table shows the cash flow hedge accounting impact on profit or loss and comprehensive income:
Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
Change in value used for
calculating hedge
ineffectiveness for the
period
Carrying amount

cash flow hedge

reserve at the end of

the reporting period 1
Amount reclassified from
CFH reserve to profit or
loss
Cash flow is no

longer expected

to occur
Change in value of
hedging instrument
recognised in OCI
Hedge ineffectiveness
recognised in the
statement of profit or
loss, gain (+) / loss (-)
As at 31 December 2021
Interest rate risk on;
– Floating rate lending 2,937 -1,132 -454
– Floating rate borrowing
-915 366 143
– Other
165 -122 15
– Discontinued hedges
674 -306
Total interest

rate risk
2,188 -214 -603 -1,825 -2
Combined interest and FX rate risk on;
– Floating rate lending
-90 -19 -153
– Floating rate borrowing
-2 -16 9
– Other
-0 -1 -1
– Discontinued hedges
-13 -90
Total combined interest

and Fx
-92 -49 -235 250 3
Total cash flow hedge
2,096 -262 -838 -1,574 1
As at 31 December 2020
Interest rate risk on;
– Floating rate lending -784 1,310 -97
– Floating rate borrowing
136 -306 33
– Other
-107 36 19
– Discontinued hedges
1,037 -236
Total interest

rate risk
-755 2,077 -281 830 -6
Combined interest and FX rate risk on;
– Floating rate lending
-26 -35 -256
– Floating rate borrowing
29 -42 -10
– Other
-0 -0 -3
– Discontinued hedges
-26
Total combined interest

and Fx
3 -78 -295 263 1
Total cash flow hedge
-753 1,999 -576 1,093 -5
1

The carrying amount is the gross amount, excluding tax adjustments.
The decrease in the carrying amount of the cash flow hedge reserve is driven by increased interest rates.
The main sources of ineffectiveness for cash flow hedges are:
differences in timing of cash flows of the hedged item(s) and hedging instrument(s);
mismatches in reset frequency between hedged item and hedging instrument.
Hedges of net investments in foreign

operations
A foreign currency exposure arises from a net investment in subsidiaries that have a different functional currency from the presentation currency of ING Group. The risk arises from the fluctuation in spot exchange rates between the functional currency of the subsidiaries and

ING Group’s presentation currency,

which causes the
amount of the net investment to vary in the consolidated financial statements of ING Group. This risk may have a significant impact on ING Group’s financial statements. ING Group’s policy is to hedge these exposures only when not doing so it is expected to have a significant impact on the regulatory capital ratios of ING Group and its subsidiaries.
ING Group’s net investment hedges principally consist of derivatives (including currency forwards and swaps) and non-derivative financial instruments such as foreign currency denominated funding. When the hedging instrument is foreign currency denominated debt, ING Group assesses effectiveness by comparing past changes in the carrying amount of the debt that are attributable to a change in the spot rate with past changes in the
investment in the foreign operation due to movement in the spot rate (the offset method).

Gains and losses on the effective portions of derivatives designated under net investment hedge accounting are recognised in Other Comprehensive Income.

The balance in equity is recognised in the statement of profit or loss when the related foreign subsidiary is disposed. The gains and losses on ineffective portions are recognised
immediately in the statement of profit or loss.
ING Group has the following derivative financial instruments used for net investment hedging;
Gross carrying value of derivatives used

for net investment

hedging

Assets Liabilities Assets Liabilities
2021 2021 2020 2020
As at 31 December
– FX forwards and Cross

currency swaps
18 88 69 98
The derivatives used for net investment hedge accounting are included in the statement of financial position line-
item ‘Financial assets at fair value through profit or loss – Non-trading derivatives’ EUR million) respectively ‘Financial liabilities at fair value through profit or loss – Non trading derivatives’ EUR
88
million (2020: EUR

98

million).
For ING Group’s main currencies the average exchange rates

used in net investment hedge accounting for 2021
are EUR/USD 1.18

(2020:
1.14 ), EUR/PLN 4.58

(2020:
4.45 ), EUR/AUD 1.58

(2020:
1.65 ) and EUR/THB 37.84
(2020: 35.71
).

The following table shows the notional amount of derivatives designated in net investment hedging split into the maturity of the instruments:
Maturity derivatives designated in net investment hedging
As at 31 December
2021
Less than
1 month
1 to 3
months
3 to 12
months 1 to 2 year
2 to 3
years
3 to

4
years
4 to 5
years >5 years Total
– FX forwards and
cross currency
swaps
-4,462 -461 -590 -5,514
– Other FX
derivatives
As at 31 December
2020
– FX forwards and
Cross currency
swaps
-3,825 -375 -580 -4,780
– Other FX
derivatives
-8 -8
The effect of the net investment hedge accounting in the statement of profit or loss and other comprehensive income is as follows:
Net investment hedge accounting – Impact on statement

of profit or loss and other comprehensive income
As at 31 December 2021
Change in value
used for
calculating
hedge
ineffectiveness
for the period
Carrying amount
net investment
hedge reserve at
the end of the
reporting period
1
Hedged item
affected
statement of
profit or loss

Change in value
of hedging
instrument
recognised in
OCI
Hedge
ineffectiveness
recognised in the
statement of
profit or loss,
gain(+) / Loss(-)
Investment in foreign operations 72 330 -72 -1
Discontinued hedges -59
As at 31 December 2020
Investment in foreign operations -122 553 -11 121 1
Discontinued hedges -210
1

The carrying amount is the gross amount, excluding tax adjustments.